Fees Summary	Nov. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,109,000
Previously Paid Amount	0.00
Total Fee Amount	322.89
Total Offset Amount	0.00
Net Fee	322.89
Narrative - Max Aggregate Offering Price	$ 2,109,000
Final Prospectus	true